SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Disclosure of detailed information about cash flows [Table Text Block]
	Years ended
	December 31,	December 31,
	2023	2022

Net changes in non-cash working capital:
Accounts and other receivables	$(20,856)	$(4,385)
Income tax receivable	756	(3,847)
Inventories	(6,882)	5,226
Prepaids	187	(862)
Accounts payable and accrued liabilities	367	2,447
Income taxes payable	1,185	2,388
	$(25,243)	$967

Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	$642	$(463)
Fair value of exercised options allocated to share capital	$(1,305)	$770
Fair value of performance share units allocated to share capital	$(405)	$(1,361)
Fair value of capital assets acquired under finance leases	$221	$346

Other cash disbursements:
Income taxes paid	$7,002	$6,337
Special mining duty paid	$2,654	$2,272